Shareholders' Equity (Details) - USD ($)									12 Months Ended
		Nov. 23, 2023	May 02, 2023	Mar. 31, 2023	Dec. 01, 2022	Sep. 13, 2022	Mar. 28, 2022	Feb. 09, 2021	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Shareholders' Equity [Line Items]
Shares issued				309,375
Ordinary shares, par value (in Dollars per share)									$ 0.0001	$ 0.0001
Ordinary shares, shares issued									12,238,750	10,000,000
Issuance of shares divided (in Dollars)									$ 50,000
Ordinary shares, shares authorized									500,000,000	500,000,000
Surrendered shares						1,500,000
Shares outstanding									12,238,750	10,000,000
Gross proceeds (in Dollars)									$ 8,250,000
IPO [Member]
Shareholders' Equity [Line Items]
Shares issued				2,062,500
Issuance of shares divided (in Dollars)			$ 1,100,000	$ 7,200,000
Par value per share (in Dollars per share)				$ 4
Gross proceeds (in Dollars)			$ 1,237,500	$ 8,250,000
Over-Allotment Option [Member]
Shareholders' Equity [Line Items]
Shares issued			309,375
Odinary Shares [Member]
Shareholders' Equity [Line Items]
Shares issued							17,999,900		2,062,500 [1]
Ordinary shares, par value (in Dollars per share)							$ 0.0001
Shares outstanding	[1]								12,238,750	10,000,000	10,000,000	10,000,000
Gross proceeds (in Dollars)	[1]								$ 206
Odinary Shares [Member] | IPO [Member]
Shareholders' Equity [Line Items]
Shares issued				2,062,500
Hongli Development [Member]
Shareholders' Equity [Line Items]
Shares issued								97
Ordinary shares, par value (in Dollars per share)								$ 0.0001
Ordinary shares, shares issued									10,000,000	10,000,000
Surrendered shares					6,500,000	1,455,000
Shares outstanding									10,000,000	10,000,000
Holding shares									9,505,000	9,505,000
Hongli Technology [Member]
Shareholders' Equity [Line Items]
Shares issued							17,459,903	3
Ordinary shares, par value (in Dollars per share)								$ 0.0001
Ordinary shares, shares issued							539,997
Forward split									180,000-for-1
Surrendered shares		133,125				45,000
Holding shares									495,000	495,000
Hongli Development [Member]
Shareholders' Equity [Line Items]
Ordinary shares, shares issued									7,516,820

[1]	The share amounts are presented on a retroactive basis.